Revenue - Summary of Disaggregation of Revenue From Customers by Major Services and Products (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of products and services [Line Items]
Voice usage and monthly fees	¥ 26,440		¥ 32,486		¥ 39,154
Broadband and mobile data services	146,534		148,431		137,133
Data and internet application services	37,218		26,489		20,074
Other value-added services	21,251		24,606		22,793
Interconnection fees	12,893		13,708		14,233
Transmission lines usage and associated services	15,595		14,178		12,519
Other services	4,456		3,785		3,109
Total service revenue	264,387		263,683		249,015
Sales of telecommunications products	26,128		27,194		25,814
Total Revenue	290,515	$ 41,730	290,877	$ 0	¥ 274,829
Revenue from other sources	1,183		1,067
Impact on initial application of IFRS 15 [member]
Disclosure of products and services [Line Items]
Revenue from contracts with customers	¥ 289,332		¥ 289,810